DERIVATIVE CONTRACTS AND OFF-BALANCE SHEET RISK (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
DERIVATIVE CONTRACTS AND OFF-BALANCE SHEET RISK
Maximum margin amount as a percentage of the net amount of unrealized loss	100.00%
Offsetting of Net unrealized profit / market value on open contracts / options:
Gross Amounts of Recognized Assets	$ 3,237,731	$ 6,622,310
Gross Amounts offset in the Consolidated Statements of Financial Condition	(2,499,302)	(5,280,775)
Net Amounts presented in the Consolidated Statements of Financial Condition	738,429	1,341,535
Total derivatives, Gross Amount of Recognized Assets	3,237,731	6,622,310
Total derivatives, Gross Amounts offset in the Consolidated Statements of Financial Condition	(2,499,302)	(5,280,775)
Total derivatives, Net Amounts presented in the Consolidated Statements of Financial Condition	738,429	1,341,535
Futures
Offsetting of Net unrealized profit / market value on open contracts / options:
Gross Amounts of Recognized Assets	2,556,726	5,104,581
Gross Amounts offset in the Consolidated Statements of Financial Condition	(1,344,883)	(4,386,002)
Net Amounts presented in the Consolidated Statements of Financial Condition	1,211,843	718,579
Futures | Agriculture
Offsetting of Net unrealized profit / market value on open contracts / options:
Gross Amounts of Recognized Assets	168,600	168,568
Gross Amounts offset in the Consolidated Statements of Financial Condition	(119,929)	(274,704)
Net Amounts presented in the Consolidated Statements of Financial Condition	48,671	(106,136)
Futures | Currencies
Offsetting of Net unrealized profit / market value on open contracts / options:
Gross Amounts of Recognized Assets	256,067	718,875
Gross Amounts offset in the Consolidated Statements of Financial Condition	(44,656)	(378,990)
Net Amounts presented in the Consolidated Statements of Financial Condition	211,411	339,885
Futures | Energy
Offsetting of Net unrealized profit / market value on open contracts / options:
Gross Amounts of Recognized Assets	40,183	574,348
Gross Amounts offset in the Consolidated Statements of Financial Condition	(35,855)	(442,954)
Net Amounts presented in the Consolidated Statements of Financial Condition	4,328	131,394
Futures | Interest rates
Offsetting of Net unrealized profit / market value on open contracts / options:
Gross Amounts of Recognized Assets	92,335	562,168
Gross Amounts offset in the Consolidated Statements of Financial Condition	(184,727)	(245,882)
Net Amounts presented in the Consolidated Statements of Financial Condition	(92,392)	316,286
Futures | Metals
Offsetting of Net unrealized profit / market value on open contracts / options:
Gross Amounts of Recognized Assets	1,028,523	2,403,115
Gross Amounts offset in the Consolidated Statements of Financial Condition	(949,902)	(2,661,358)
Net Amounts presented in the Consolidated Statements of Financial Condition	78,621	(258,243)
Futures | Stock indices
Offsetting of Net unrealized profit / market value on open contracts / options:
Gross Amounts of Recognized Assets	971,018	677,507
Gross Amounts offset in the Consolidated Statements of Financial Condition	(9,814)	(382,114)
Net Amounts presented in the Consolidated Statements of Financial Condition	961,204	295,393
Forwards | Currencies
Offsetting of Net unrealized profit / market value on open contracts / options:
Gross Amounts of Recognized Assets	336,711	959,887
Gross Amounts offset in the Consolidated Statements of Financial Condition	(334,160)	(764,945)
Net Amounts presented in the Consolidated Statements of Financial Condition	2,551	194,942
Options
Offsetting of Net unrealized profit / market value on open contracts / options:
Gross Amounts of Recognized Assets	344,294	557,842
Gross Amounts offset in the Consolidated Statements of Financial Condition	(820,259)	(129,828)
Net Amounts presented in the Consolidated Statements of Financial Condition	(475,965)	428,014
Options | Currencies
Offsetting of Net unrealized profit / market value on open contracts / options:
Gross Amounts of Recognized Assets	344,294	2,200
Gross Amounts offset in the Consolidated Statements of Financial Condition	(172,223)	(2,200)
Net Amounts presented in the Consolidated Statements of Financial Condition	172,071
Options | Energy
Offsetting of Net unrealized profit / market value on open contracts / options:
Gross Amounts of Recognized Assets		4,730
Gross Amounts offset in the Consolidated Statements of Financial Condition	(28,500)	(4,840)
Net Amounts presented in the Consolidated Statements of Financial Condition	(28,500)	(110)
Options | Interest rates
Offsetting of Net unrealized profit / market value on open contracts / options:
Gross Amounts of Recognized Assets		30,182
Gross Amounts offset in the Consolidated Statements of Financial Condition	(570,141)	(47,438)
Net Amounts presented in the Consolidated Statements of Financial Condition	(570,141)	(17,256)
Options | Metals
Offsetting of Net unrealized profit / market value on open contracts / options:
Gross Amounts of Recognized Assets		370,030
Net Amounts presented in the Consolidated Statements of Financial Condition		370,030
Options | Stock indices
Offsetting of Net unrealized profit / market value on open contracts / options:
Gross Amounts of Recognized Assets		150,700
Gross Amounts offset in the Consolidated Statements of Financial Condition	(49,395)	(75,350)
Net Amounts presented in the Consolidated Statements of Financial Condition	$ (49,395)	$ 75,350